SELECT*LIFE NY

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

issued by

ReliaStar Life Insurance Company of New York

and its

ReliaStar Life Insurance Company of New York Variable Life Separate Account I

Supplement dated April 28, 2006, to the prospectus dated May 1, 2001. Please read it carefully and keep it with your prospectus for future reference.

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INFORMATION REGARDING SUB-ACCOUNT

ADDITIONS AND CLOSINGS

Effective April 28, 2006, Sub-Accounts which invest in the following Funds are available under your Policy:

•   ING FMRSM Diversified Mid Cap Portfolio (Class I)

•   ING JPMorgan Emerging Markets Equity Portfolio (Class I)

•   ING Lifestyle Aggressive Growth Portfolio (Class I)

•   ING Lifestyle Growth Portfolio (Class I)

•   ING Lifestyle Moderate Growth Portfolio (Class I)

•   ING Lifestyle Moderate Portfolio (Class I)

•   ING Wells Fargo Small Cap Disciplined Portfolio (Class I)

•   ING Columbia Small Cap Value II Portfolio (Initial Class)

•   ING Lord Abbett U.S. Government Securities Portfolio (Initial Class)

•   ING Neuberger Berman Partners Portfolio (Initial Class)

•   ING Neuberger Berman Regency Portfolio (Initial Class)

•   ING VP Balanced Portfolio (Class I)

Effective April 28, 2006, we are closing to new investment the Sub-Accounts which invest in the following Funds:

•   Fidelity® VIP Index 500 Portfolio (Initial Class)

•   Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

•   ING Lord Abbett Affiliated Portfolio (Class I)

•   ING Mercury Large Cap Value Portfolio (Class I)

•   ING MFS Mid Cap Growth Portfolio (Class I)

•   ING Van Kampen Equity Growth Portfolio (Class I)

•   ING American Century Large Company Value Portfolio (Initial Class)

•   ING American Century Select Portfolio (Initial Class)

•   ING American Century Small-Mid Cap Value Portfolio (Initial Class)

•   ING Fundamental Research Portfolio (Initial Class)

•   ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)

•   ING Strategic Allocation Conservative Portfolio (Class 1)

•   ING Strategic Allocation Growth Portfolio (Class I)

•   ING Strategic Allocation Moderate Portfolio (Class I)

•   ING VP Value Opportunity Portfolio (Class I)

•   ING VP International Value Portfolio (Class I)

•   ING VP MidCap Opportunities Portfolio (Class I)

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Policy owners who have policy value allocated to one or more of the Sub-Accounts which correspond to these Funds may leave their policy value in those Sub-Accounts, but future allocations and transfers into those Sub-Accounts are prohibited. If your most recent premium allocation instructions includes a Sub-Account which corresponds to one of these Funds, premium received after April 28, 2006, which would have been allocated to a Sub-Account corresponding to one of these Funds will be allocated on a pro rata basis among all the other available Sub-Accounts in which your policy value is allocated. If there are no other such Sub-Accounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. Your failure to provide us with alternative allocation instructions and our return of your premium payment(s) may result in your Policy entering the 61 day grace period and/or your Policy lapsing without value. See Policy Lapse and Reinstatement, page 31.

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